Fees Summary	Sep. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 178,093.16
Previously Paid Amount	0.00
Total Fee Amount	27.27
Total Offset Amount	0.00
Net Fee	$ 27.27